OTHER COMPREHENSIVE LOSS - Components of Accumulated Other Comprehensive Loss (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Foreign currency translation gain (loss)		$ 5,063	$ (321,033)
Unrealized gain (loss) on interest rate swap contracts, net of tax of $1,338 and $1,540		4,015	(2,957)
Unrealized loss on pension and post-retirement benefit plans, net of tax of $19,532 and $20,832		(54,070)	(55,615)
Total accumulated other comprehensive loss	$ (205,733)	(44,992)	(379,605)
Unrealized loss on interest rate swap contracts, tax		1,338	1,540
Pension benefit plans and post retirement benefit plans, tax		$ 19,532	$ 20,832